Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
(3)  Investment Securities

Investment securities as of December 31, 2011 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$291,096,606	$3,152,095	$(187,902)	$294,060,799
State, County and Municipal	7,474,500	132,226	(23,035)	7,583,691
Corporate Obligations	2,000,000	123,930	(10,000)	2,113,930
Asset-Backed Securities	426,191	-	(293,764)	132,427

	$300,997,297	$3,408,251	$(514,701)	$303,890,847
Securities Held to Maturity
State, County and Municipal	$46,111	$-	$(476)	$45,635

The amortized cost and fair value of investment securities as of December 31, 2011, by contractual maturity, are shown hereafter.  Expected maturities will differ from contractual maturities because issuers have the right to call or prepay obligations with or without call or prepayment penalties.

	Securities
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due After One Year Through Five Years	$2,684,705	$2,830,842	$46,111	$45,635
Due After Five Years Through Ten Years	4,473,468	4,550,705	-	-
Due After Ten Years	2,742,518	2,448,501	-	-

	9,900,691	9,830,048	46,111	45,635
Mortgage-Backed Securities	291,096,606	294,060,799	-	-

	$300,997,297	$303,890,847	$46,111	$45,635

Investment securities as of December 31, 2010 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$299,018,595	$1,763,198	$(2,319,337)	$298,462,456
State, County and Municipal	3,248,533	34,391	(26,691)	3,256,233
Corporate Obligations	2,000,000	101,920	(115,430)	1,986,490
Asset-Backed Securities	479,249	-	(346,822)	132,427

	$304,746,377	$1,899,509	$(2,808,280)	$303,837,606
Securities Held to Maturity
State, County and Municipal	$48,412	$4,529	$-	$52,941

Proceeds from sales of investments available for sale were $342,672,937 in 2011, $286,387,727 in 2010 and $368,575,701 in 2009.  Gross realized gains totaled $2,978,193 in 2011, $2,617,062 in 2010 and $3,204,669 in 2009.  Gross realized losses totaled $54,592 in 2011, $0 in 2010 and $578,802 in 2009.

Nonaccrual securities are securities for which principal and interest are doubtful of collection in accordance with original terms and for which accruals of interest have been discontinued due to payment delinquency.  Fair value of securities on nonaccrual status totaled $132,000 as of December 31, 2011 and 2010.

Investment securities having a carrying value totaling $136,838,456 and $123,789,118 as of             December 31, 2011 and 2010, respectively, were pledged to secure public deposits and for other purposes.

Information pertaining to securities with gross unrealized losses at December 31, 2011 and 2010 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2011
U.S. Government Agencies Mortgage-Backed	$26,439,317	$(187,902)	$-	$-	$26,439,317	$(187,902)
State, County and Municipal	1,224,119	(21,704)	73,193	(1,807)	1,297,312	(23,511)
Corporate Obligations	-	-	990,000	(10,000)	990,000	(10,000)
Asset-Backed Securities	-	-	132,427	(293,764)	132,427	(293,764)

	$27,663,436	$(209,606)	$1,195,620	$(305,571)	$28,859,056	$(515,177)

December 31, 2010
U.S. Government Agencies Mortgage-Backed	$152,286,738	$(2,319,337)	$-	$-	$152,286,738	$(2,319,337)
State, County and Municipal	1,776,763	(26,691)	-	-	1,776,763	(26,691)
Corporate Obligations	-	-	884,570	(115,430)	884,570	(115,430)
Asset-Backed Securities	-	-	132,427	(346,822)	132,427	(346,822)

	$154,063,501	$(2,346,028)	$1,016,997	$(462,252)	$155,080,498	$(2,808,280)

Management evaluates securities for other than temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation.  Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2011, the debt securities with unrealized losses have depreciated 1.75 percent from the Company's amortized cost basis. These securities are guaranteed by either the U.S. Government, other governments or U.S. corporations, except for asset-backed securities.  In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred and the results of reviews of the issuer's financial condition.  The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased.  As management has the ability to hold debt securities until maturity, or for the foreseeable future if classified as available-for-sale, no declines are deemed to be other than temporary.  However, the Company did own one asset-backed security at December 31, 2011 which has been in a continuous unrealized loss position for more than 12 months.  This investment is comprised of one issuance of a trust preferred security, has a book value of $426,191 and an unrealized loss of $293,764.  Management evaluates this investment on a quarterly basis utilizing a third-party valuation model.  The results of this model revealed other-than-temporary impairment and as a result, $53,058 and $520,751 were written off during the years ended December 31, 2011 and 2009, respectively.  The Company does not intend to sell this investment, nor does the Company consider it likely that it will be required to sell the investment prior to recovery of the remaining fair value.